Oil and Natural Gas Properties and Other Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2018
Extractive Industries [Abstract]
Schedule of oil and natural gas capitalized costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Proved properties	$825,416	$4,262,155
Unproved properties	517,037	764,655
	1,342,453	5,026,810
Less accumulated depletion and amortization	(54,785)	(2,789,368)
	$1,287,668	$2,237,442

Schedule of other property and equipment
Other property and equipment consisted of the following:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Natural gas plants and pipelines	$79,856	$108,697
Buildings and leasehold improvements	2,986	5,884
Vehicles	3,228	4,600
Furniture and equipment	10,547	4,078
Land	8,262	201
	104,879	123,460
Less: accumulated depreciation	(5,356)	(20,759)
	$99,523	$102,701